Provisions for liabilities and charges - Roll-forward (Details) £ in Millions	6 Months Ended
Jun. 30, 2024 GBP (£)
Provisions for liabilities and charges
Balance at beginning of the period	£ 990
Expected credit losses impairment release	(22)
Currency translation and other movements	0
Charge to income statement	317
Release to income statement	(79)
Provisions utilised	(164)
Balance at end of the period	1,042
Customer redress
Provisions for liabilities and charges
Balance at beginning of the period	486
Expected credit losses impairment release	0
Currency translation and other movements	1
Charge to income statement	39
Release to income statement	(22)
Provisions utilised	(50)
Balance at end of the period	454
Litigation and other regulatory
Provisions for liabilities and charges
Balance at beginning of the period	156
Expected credit losses impairment release	0
Currency translation and other movements	1
Charge to income statement	18
Release to income statement	(20)
Provisions utilised	(18)
Balance at end of the period	137
Property
Provisions for liabilities and charges
Balance at beginning of the period	99
Expected credit losses impairment release	0
Currency translation and other movements	0
Charge to income statement	32
Release to income statement	(21)
Provisions utilised	(11)
Balance at end of the period	99
Financial commitments and guarantees
Provisions for liabilities and charges
Balance at beginning of the period	78
Expected credit losses impairment release	(22)
Currency translation and other movements	0
Charge to income statement	0
Release to income statement	0
Provisions utilised	0
Balance at end of the period	56
Other
Provisions for liabilities and charges
Balance at beginning of the period	171
Expected credit losses impairment release	0
Currency translation and other movements	(2)
Charge to income statement	228
Release to income statement	(16)
Provisions utilised	(85)
Balance at end of the period	296
Restructuring provision
Provisions for liabilities and charges
Charge to income statement	149
Bank of England levy provision
Provisions for liabilities and charges
Charge to income statement	£ 79